Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details)	Mar. 31, 2026
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the property and equipment	5 years
leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the property and equipment	4 years 6 months
Electronic equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the property and equipment	3 years
Electronic equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the property and equipment	5 years